Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 405,880	$ 304,115
Restricted cash	5,000	30,930
Total cash, cash equivalents and restricted cash	410,880	335,045
Accounts receivable, net of allowance for doubtful accounts of $371 and $630 as of December 31, 2012 and 2011, respectively	80,750	94,164
Spare parts and supplies, net	27,552	23,595
Deferred tax assets, net	17,675	15,336
Prepaid expenses and other	35,001	31,391
Total	571,858	499,531
Property and equipment, net
Flight equipment	1,000,017	647,497
Pre-delivery deposits on flight equipment	193,042	156,290
Other property and equipment	125,154	106,939
Total property and equipment, gross	1,318,213	910,726
Less accumulated depreciation and amortization	(249,495)	(181,599)
Total	1,068,718	729,127
Other Assets:
Long-term prepayments and other	55,629	47,321
Deferred tax assets, net	36,376	59,519
Intangible assets, net of accumulated amortization of $173,090 and $154,302 as of December 31, 2012 and 2011, respectively	26,580	45,368
Goodwill	106,663	106,663
Total Assets	1,865,824	1,487,529
Current Liabilities:
Accounts payable	82,084	80,636
Air traffic liability	388,646	303,382
Other accrued liabilities	74,828	67,267
Current maturities of long-term debt and capital lease obligations	108,232	37,535
Total	653,790	488,820
Long-Term Debt, less discount, and Capital Lease Obligations	553,009	424,436
Other Liabilities and Deferred Credits:
Accumulated pension and other postretirement benefit obligations	352,460	320,742
Other liabilities and deferred credits	37,963	30,655
Total	390,423	351,397
Commitments and Contingent Liabilities
Shareholders' Equity:
Special preferred stock, $0.01 par value per share, three shares issued and outstanding at December 31, 2012 and 2011
Common stock, $0.01 par value per share, 51,439,934 and 50,729,573 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	514	507
Capital in excess of par value	264,854	260,658
Accumulated income	117,288	64,051
Accumulated other comprehensive loss, net	(114,054)	(102,340)
Total	268,602	222,876
Total Liabilities and Shareholders' Equity	$ 1,865,824	$ 1,487,529